Stein Roe Advisor Funds

Semiannual Report
Dec. 31, 1998

Picture of globe

Stein Roe Advisor Fund

Taxable Bond Fund

           Stein Roe Advisor Intermediate Bond Fund

Logo: STEIN ROE MUTUAL FUNDS
Sensible Risks. Intelligent Investments (SM)

Contents
--------------------------------------------------------------------------------


Performance................................................................   1
   How the Stein Roe Advisor Intermediate Bond Fund has done over time

Questions & Answers........................................................   2
   Interview with the portfolio manager and summary of investment activity Stein Roe Advisor Intermediate Bond Fund

Portfolio of Investments...................................................   4
   A complete list of investments with market values

Financial Statements.......................................................   9
   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements..............................................  15

Financial Highlights.......................................................  17
   Selected per-share data





                               Must be preceded or
                          accompanied by a prospectus.

Fund Performance
--------------------------------------------------------------------------------


Among the ways to evaluate a fund's historical performance is to look at the cumulative return percentage, the average annual total return percentage or the growth of a hypothetical $10,000 investment. Below we compare the returns of each of the Stein Roe bond funds with each fund's unmanaged benchmark and its peer group.
     Each performance figure includes changes in a fund's share price, reinvestment of dividends (net investment income) and capital gains, if any (the taxable profits a fund earns when it sells bonds that have grown in value).

                                        Cumulative Six-Month and Average Annual Total Returns
                                                 Periods Ended December 31, 1998
----------------------------------------------------------------------------------------------------------------------------------

                                            6 Months       1 Year        5 Years       10 Years
----------------------------------------------------------------------------------------------------------------------------------
Stein Roe Advisor Intermediate Bond Fund         2.36%         6.31%          6.59%          8.25%
Lehman Brothers Intermediate
Government/Corporate Bond Index                  4.80%         8.44%          6.60%          8.52%
Lipper Investment Grade
Debt Fund Average                                3.52%         7.21%          6.35%          8.28%
Number of Funds in Peer Group                  249           234            165             25


               Advisor             Lehman Brothers Intermediate
               Intermediate        Government/Corporate
               Bond Fund           Bond Index
               10000               10000
12/31/89       11230               11022
12/31/90       12001               11884
12/31/91       13778               13134
12/31/92       14800               14864
12/31/93       16064               16423
12/31/94       15662               16382
12/31/95       18284               18081
12/31/96       19070               18987
12/31/97       20789               20357
12/31/98       22101               22096

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. Total return figures do not include sales charges or contingent deferred sales charges (CDSC). Class K shares may be purchased only through certain intermediaries, including certain bank trust departments, wrap fee programs and retirement plans. The Advisor currently limits expenses on Class K shares to 1.00% of average net assets. Absent this limit, total return would be less. Historical performance for Class K shares for the period prior to 2/4/98 is based on the performance of the SR&F Intermediate Bond Portfolio, restated to reflect 12b-1 fees and any other expenses applicable to that class, without giving any effect to fee waivers and assuming reinvestment of dividends and capital gains. This graph compares the performance of the Stein Roe Advisor Intermediate Bond Fund to the Lehman Intermediate Government/Corporate Bond Index, an unmanaged group of stocks not associated with any Stein Roe Fund.

Questions & Answers
--------------------------------------------------------------------------------
An Interview with Mike Kennedy, Portfolio Manager of Stein Roe
Advisor Intermediate Bod Fund and SR&F Intermediate Bond Portfolio

Fund Data
   Investment Objective:

   Seeks high current income consistent with capital preservation by investing primarily in a diversified portfolio of marketable debt securities. The dollar-weighted average life of its portfolio is expected to be between three and 10 years.



Q: How did the Fund perform for the first half of fiscal 1999?

A: Advisor Intermediate Bond Fund returned 2.36% for the six-month period ended Dec. 31, 1998. The Fund underperformed the 3.52% average return of funds in the Lipper investment grade debt fund category. At Dec. 31, 1998, the Fund's 30-day SEC yield was 5.85%.

Q: How did corporate bonds behave between June and December compared to other types of fixed-income investments?

A: This past summer was difficult for corporate bonds. Global financial problems, including Russia's default on its debt and sluggish earnings in some sectors, caused investors to avoid anything but high quality Treasury bonds. The corporate bond market became less liquid and corporate bond prices declined sharply, especially for medium-grade securities.
     The difference in performance of Treasury bonds and corporate bonds was the most significant we've seen in years. For example, a 10-year Ford Motor Company bond under-performed U.S. Treasury bonds by between two and three percentage points in the third quarter of calendar year 1998, a large difference considering that the auto maker has an A credit rating from Standard & Poor's.
     This past October the trend reversed. Prices of the higher quality corporate bonds bounced back as the Federal Reserve's decision to reduce interest rates by 75 basis points (0.75%) generated renewed investor confidence in the U.S. economy. Lower-quality, non-investment grade bonds still lagged. The Fund's strong positioning in corporate bonds helped it perform well between October and December.

Q: How have you adjusted the portfolio's allocation among corporate, mortgage and Treasury bonds since June?

A: Compared with the Fund's peers and its benchmark, we maintained an overweight position in corporate bonds and an underweight position in Treasuries between June and December. Although this hurt the Fund's results when Treasury prices surged this past summer in the wake of a global stock market correction, our positioning enhanced both income and total return as investor demand for corporate bonds increased in the fourth quarter.
     Compared with June, we now have an increased weighting in mortgage securities. Prices of commercial mortgages, which generally do not have the same refinancing risks as residential mortgages, fell sharply when certain hedge funds were forced to sell a large amount of bonds to raise cash to pay off creditors. Their selling of commercial mortgage-backed securities rated AAA created a supply/demand imbalance. The Fund capitalized on this development and added mortgages to the portfolio at what we saw as discount prices.
     The difference in performance of Treasury bonds and corporate bonds was the most significant we've seen in years.

Q: Did the Fund maintain any emerging markets exposure during the period?

A: We held about 4% of the Fund's assets in emerging market debt -- balanced between large Asian companies and Latin American structured bonds with strong assets. An example of a Latin American structured bond is PDVSA (0.5 % of net assets), a Venezuelan oil company. The company puts a certain amount of oil into a Trust and when the oil is sold, the Trust pays off the bondholders. These bonds offer investors a more reliable cash flow for debt payments than bonds issued directly by the company. Because these bonds are secured by oil, they are rated single-A by Standard & Poor's -- significantly higher than the corporate rating of PDVSA. However, this past summer, with oil prices in decline and the Venezuelan economy in recession, these bonds did not do well and negatively affected the Fund's performance. However, we believe these types of bonds still offer the Fund favorable income and total return potential.

Q: What's your outlook for fixed-income markets in calendar year 1999?

A: We continue to maintain a stronger-than-average position in corporate bonds and favor mortgage bonds over Treasuries. We believe these bonds have the potential to do well for the balance of fiscal 1999, given our outlook for continued economic growth and stable interest rates.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are disclosed as a percentage of the SR&F Intermediate Bond Portfolio's total net assets. Portfolio holdings are as of 12/31/98 and are subject to change. Investing in high yield bonds involves greater credit risk than investing in higher-quality bonds.

SR&F Intermediate Bond Portfolio
--------------------------------------------------------------------------------
Portfolio of Investments at December 31, 1998
(Dollar amounts in thousands)
(Unaudited)


                                                                                                        Principal          Market
Long-Term Obligations (96.3%)                                                                              Amount           Value
------------------------------------------------------------------------------------------------------------------------------------

U.S. Government Obligations (1.7%)
U.S. Treasury Notes
   5.625% 11/30/00..............................................................................        $  5,000      $    5,094
   5.250% 8/15/03...............................................................................           1,600           1,641
   4.750% 11/15/08...............................................................................          1,250           1,259
                                                                                                                      ----------
                                                                                                                           7,994
U.S. Government Agency Mortgage-Backed Securities (7.9%)
FHLMC Gold
   12.000% 7/1/20................................................................................          2,212           2,525
FHLMC Remic Trust
   9.500% 4/15/19 Series 11 Class C.............................................................              66              67
FNMA
   8.500% 4/1/01................................................................................               1               1
   8.500% 5/1/03................................................................................               7               7
   8.500% 9/1/03................................................................................              56              57
   8.500% 11/1/03...............................................................................              86              89
   6.000% 4/1/09................................................................................           2,348           2,357
   11.250% 11/1/13 (FHA/VA guaranteed)..........................................................              82              92
   6.000% 1/15/14...............................................................................          13,534          13,560
   6.000% 1/1/24................................................................................             760             753
   6.000% 3/1/24................................................................................           2,148           2,121
   6.500% 10/1/28...............................................................................           6,983           7,029
FNMA Remic Trusts
   9.250% 3/25/18 Series 1988-4 Class Z.........................................................           2,167           2,306
GNMA
   8.000% 1/15/08...............................................................................             285             295
   8.000% 2/15/08...............................................................................             222             230
   8.000% 5/15/08...............................................................................             324             336
   8.000% 6/15/08...............................................................................           1,685           1,744
   8.000% 7/15/08...............................................................................             612             633
   9.000% 6/15/16................................................................................             94             101
   9.000% 8/15/16...............................................................................              57              61
   9.000% 10/15/16..............................................................................             127             137
   6.625% 7/20/25 ARM...........................................................................           2,073           2,096
                                                                                                                      ----------
                                                                                                                          36,597
Airlines (0.8%)
United Airlines Series 1991-A1 9.200% 3/22/08...................................................           3,039           3,510

Asset-Backed Obligations (3.2%)
ContiMortgage Home Equity Loan Trust
   7.420% 3/15/28 Series 1997-1 Class M1........................................................             750             774
   7.670% 3/15/28 Series 1997-1 Class M2........................................................           2,875           2,882
First Boston Mortgage Securities Series 1993-H1 Class A-IO
   (Effective Yield 12.820%) 9/28/13............................................................           9,653             377
Green Tree Home Improvement Loan Trust
   Series 1994-A  Class A
   7.050% 3/15/14...............................................................................           1,179           1,213
Green Tree Recreational, Equipment & Consumer Trust
   Series 1998-C Class A6 6.700% 2/15/14........................................................           4,500           4,499
IMC Home Equity Loan Trust Series 1997-3 Class M2
   7.550% 8/20/28...............................................................................           5,000           5,032
                                                                                                                      ----------
                                                                                                                          14,777

SR&F Intermediate Bond Portfolio Continued
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Principal          Market
                                                                                                           Amount           Value
------------------------------------------------------------------------------------------------------------------------------------

Automotive (1.6%)
Federal-Mogul 7.500% 7/1/04.....................................................................        $  5,000         $ 5,066
Toyota Motor Credit 5.625% 11/13/03.............................................................           2,250           2,234
                                                                                                                      ----------
                                                                                                                           7,300
Banking (4.7%)
Bank One Texas 6.250% 2/15/08...................................................................           5,000           5,185
BankBoston 6.375% 4/15/08.......................................................................           8,000           8,034
Merita Bank Limited 7.150% 12/29/49.............................................................           4,500           4,432
Riggs Capital Trust 8.625% 12/31/26 (a).........................................................           4,000           4,123
                                                                                                                      ----------
                                                                                                                          21,774
Building and Construction (2.4%)
Hanson Overseas (Yankee Issue) 7.375% 1/15/03...................................................           6,000           6,340
Kaufman & Broad Home 7.750% 10/15/04............................................................           2,000           1,985
PYCSA Panama 10.280% 12/15/12 (a)...............................................................           3,250           2,671
                                                                                                                      ----------
                                                                                                                          10,996
Cable and Media (3.3%)
Groupe Videotron (Yankee Issue) 10.625% 2/15/05.................................................           3,000           3,220
News America Holdings 8.625% 2/1/03.............................................................           5,000           5,462
Paramount Communications 7.500% 1/15/02.........................................................           3,000           3,131
Rogers Cablesystems (Yankee Issue) 9.625% 8/1/02................................................           3,000           3,225
                                                                                                                      ----------
                                                                                                                          15,038
Chemicals (1.3%)
BOC Group 5.875% 1/29/01........................................................................           6,100           6,201

Electronics (1.4%)
Pan Pacific Industrial Investment (Yankee Issue)
   Zero Coupon (Yield to Maturity 8.834%) 4/28/07 (a)...........................................          10,000           3,909
Sony 6.125% 3/4/03..............................................................................           2,500           2,567
                                                                                                                      ----------
                                                                                                                           6,476
Financial (16.4%)
Amvescap 6.600% 5/15/05 (a).....................................................................           7,500           5,017
Associates Corp. of North America
   6.250% 11/1/08...............................................................................           5,000           5,162
   6.950% 11/1/18...............................................................................           5,000           5,312
Bistro Trust 9.500% 12/31/02 (a)................................................................           3,000           3,011
Cigna CBO Series 1996-1 Class A-2 6.460%11/15/08 (a).............................................          5,000           5,602
First Industrial L.P.
   7.500% 12/1/17...............................................................................           6,000           5,498
   7.600% 7/15/28...............................................................................           1,250           1,124
Household Finance 5.875% 11/1/02................................................................           9,000           8,996
Merrill Lynch
   6.550% 8/1/04.................................................................................          6,000           6,225
   6.875% 11/15/18...............................................................................          3,000           3,094
Norwest Finance 5.375% 9/30/03..................................................................           5,000           4,955
PaineWebber Group 6.450% 12/1/03................................................................           6,000           5,989
Salomon (Traveler's Group) 6.750% 1/15/06.......................................................           2,000           2,078
TPSA Finance 7.750% 12/10/08 (a)................................................................           6,000           5,963
Transamerica Finance Series E 6.125% 11/1/01....................................................           7,000           7,050
                                                                                                                      ----------
                                                                                                                          75,076
Foreign Sovereign Regional Bonds (3.2%)
People's Republic of China 7.300% 12/15/08......................................................           4,750           4,696
Corporacion Andina de Fomento (Yankee Issue) 7.375% 7/21/00.....................................           6,000           6,028
Financiera Energetica 9.000% 11/8/99 (a)........................................................           4,250           4,250
                                                                                                                      ----------
                                                                                                                          14,974

SR&F Intermediate Bond Portfolio Continued
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Principal          Market
                                                                                                           Amount           Value
------------------------------------------------------------------------------------------------------------------------------------

Health Service and Equipment (1.5%)
Tenet Healthcare 7.875% 1/15/03.................................................................         $ 4,000      $    4,045
Healthsouth 6.875% 6/15/05 (a)..................................................................           3,000           2,967
                                                                                                                      ----------
                                                                                                                           7,012
Hotels and Entertainment (2.9%)
MGM Grand 6.950% 2/1/05.........................................................................           5,000           4,799
Prime Hospitality 9.250% 1/15/06................................................................           2,500           2,600
Rank Group Finance (Yankee Issue) 6.750% 11/30/04
   6.750% 11/30/04..............................................................................           2,400           2,324
   6.375% 1/15/08...............................................................................           4,250           3,822
                                                                                                                      ----------
                                                                                                                          13,545
Industrial (2.0%)
Cendant 7.750% 12/1/03..........................................................................           3,000           3,033
Lubrizol 5.875% 12/1/08.........................................................................           3,000           2,987
Martin Marietta Material 5.875% 12/1/08 (a).....................................................           3,400           3,378
                                                                                                                      ----------
                                                                                                                           9,398
Insurance (3.2%)
Prudential Insurance 7.650% 7/1/07 (a)..........................................................           7,250           7,980
Zurich Capital Trust 8.376% 6/1/37 (a)..........................................................           6,000           6,880
                                                                                                                      ----------
                                                                                                                          14,860
Manufacturing (3.9%)
Owens-Illinois 7.850% 5/15/04...................................................................           4,000           4,139
Tyco International Group (Yankee Issue) 6.375% 6/15/05..........................................           6,000           6,156
USX
   7.200% 2/15/04................................................................................          6,800           7,006
   6.850% 3/1/08................................................................................             500             504
                                                                                                                      ----------
                                                                                                                          17,805
Mining and Agriculture (0.9%)
Freeport-McMoran Copper & Gold 7.500% 11/15/06..................................................           2,700           1,815
PT Alatief Freeport (Yankee Issue) 9.750% 4/15/01...............................................           3,500           2,450
                                                                                                                      ----------
                                                                                                                           4,265
Mortgage-Backed Securities (8.9%)
American Mortgage Trust Series 1993-3 Class 3B
   8.190% 9/27/22...............................................................................           2,789           2,766
First Union-Lehman Brothers Commercial Mortgage
   Series 1997-C2 Class A3 6.650% 12/18/07......................................................           7,000           7,322
Kidder Peabody Acceptance Series 1994-C3 Class A2
   8.500% 4/1/07................................................................................           3,500           3,942
Lehman Brothers Commercial Conduit Mortgage Trust
   Series 1998-C4 Class A1B 6.210% 10/15/08.....................................................          10,000          10,169
Merrill Lynch Mortgage Investors Series 1995-C3 Class A3
   7.088% 12/26/25..............................................................................           4,000           4,213
Merrill Lynch Trust Series 20 Class D 8.000% 12/20/18...........................................           1,994           2,037
Nomura Asset Securities Series 1996-MD5 Class A-1B
   7.120% 4/13/36...............................................................................           3,000           3,193
Resolution Trust Series 1992-C5 Class C
   8.850% 5/25/22...............................................................................           1,817           1,863
Structured Assets Securities
   6.525% 2/25/28 Series 1996-CFL Class C.......................................................           3,684           3,703
   Zero Coupon (Yield to Maturity 9.806%) 2/25/28
     Series 1996-CFL Class X1-IO.................................................................         38,094           2,095
                                                                                                                      ----------
                                                                                                                          41,303

SR&F Intermediate Bond Portfolio Continued
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Principal          Market
                                                                                                           Amount           Value
------------------------------------------------------------------------------------------------------------------------------------

Natural Gas and Oil (4.9%)
Gulf Canada Resources (Yankee Issue) 8.250% 3/15/17.............................................         $ 3,000      $    2,802
Newfield Exploration 7.450% 10/15/07 (a)........................................................           1,500           1,480
Northwest Pipeline 6.625% 12/1/07...............................................................           6,000           6,188
PDVSA Finance Limited Series 1998-1D 7.400% 8/15/16 (a).........................................           2,500           2,095
Petroleos Mexicanos 11.137% 7/15/05.............................................................           4,000           3,680
YPF Sociedad Anonima (Yankee Issue)
   7.500% 10/26/02..............................................................................           3,382           3,400
   7.250% 3/15/03...............................................................................           1,000             933
   10.000% 11/02/28.............................................................................           2,000           2,050
                                                                                                                      ----------
                                                                                                                          22,628
Real Estate Investment Trust (4.5%)
Dynex Capital 7.875% 7/15/02....................................................................           3,250           2,438
Federal Realty Investment Trust
   6.625% 12/1/05...............................................................................           2,750           2,649
   7.480% 8/15/26...............................................................................           3,500           3,492
Health Care Properties 6.875% 6/8/05.............................................................          5,000           4,847
Meditrust 7.820% 9/10/26........................................................................           4,200           4,006
Storage USA 7.125% 11/1/03......................................................................           3,250           3,221
                                                                                                                      ----------
                                                                                                                          20,653
Retail (3.2%)
Tommy Hilfiger USA 6.850% 6/1/08.................................................................          6,750           6,698
Price/Costco 7.125% 6/15/05.....................................................................           1,650           1,763
Rite Aid 7.625% 4/15/05.........................................................................           6,000           6,477
                                                                                                                      ----------
                                                                                                                          14,938
Sanitary Services (0.4%)
Allied Waste 7.625% 1/1/06 (a)..................................................................           1,800           1,818

Savings and Loans (0.7%)
GS Escrow 7.000% 8/1/03 (a).....................................................................           3,000           2,974

Telecommunications (5.6%)
Cable & Wireless Communications (Yankee Issue) 6.625% 3/6/05....................................           3,250           3,312
CSC Holdings 7.875% 2/15/18.....................................................................           4,250           4,328
GTE Hawaiian Telephone Series A 7.000% 2/1/06...................................................           5,500           5,898
Sprint Capital 6.875% 11/15/28..................................................................           6,500           6,758
Telephone & Data Systems 7.000% 8/1/06..........................................................           5,000           5,251
                                                                                                                      ----------
                                                                                                                          25,547
Transportation (0.7%)
Federal Express Pass-Through Certificates Series A1 7.530% 9/23/06..............................           3,150           3,355

Utilities (5.1%)
Calenergy 7.520% 9/15/08........................................................................           5,000           5,321
Midamerican Energy 6.500% 12/15/01..............................................................           1,225           1,253
National Rural Utilities
   6.000% 1/15/04...............................................................................           6,200           6,350
   6.375% 10/15/04..............................................................................           2,500           2,601
Oglethorpe Power 6.974% 6/30/11 (a).............................................................           3,883           4,044
Public Service Company of New Mexico
   Series A 7.100% 8/1/05.......................................................................           2,500           2,534
   Series B 7.500% 8/1/18.......................................................................           1,500           1,509
                                                                                                                      ----------
                                                                                                                          23,612
                                                                                                                      ----------

SR&F Intermediate Bond Portfolio Continued
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Principal          Market
                                                                                                           Amount           Value
------------------------------------------------------------------------------------------------------------------------------------

Total Long-Term Obligations
   (Cost $441,982)..............................................................................                        $444,426
                                                                                                                      ----------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                           Number
Equity-Related Securities (0.8%)                                                                        of Shares

------------------------------------------------------------------------------------------------------------------------------------

Financial (0.8%)
Pinto Totta International Finance 7.770% (gtd. by Banco
   Pinto & Sotto Mayor) (a) (Cost $4,014).......................................................           4,000           3,711
                                                                                                                      ----------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Principal
Short-Term Obligations (2.3%)                                                                              Amount

------------------------------------------------------------------------------------------------------------------------------------

Commercial Paper (2.3%)
Associates Corp. of North America 5.080% 1/4/99
   (Amortized cost $10,780).....................................................................         $10,780          10,780
                                                                                                                      ----------
------------------------------------------------------------------------------------------------------------------------------------


Total Investments (99.4%)
   (Cost $456,776) (b)..........................................................................                         458,917
Other Assets, Less Liabilities (0.6%)............................................................                          2,906
                                                                                                                      ----------
Total Net Assets (100.0%)........................................................................                       $461,823
                                                                                                                      ==========
------------------------------------------------------------------------------------------------------------------------------------



Notes to Portfolio of Investments
--------------------------------------------------------------------------------
(a) Represents private placement securities issued under Rule 144A, which are exempt from the registration requirements of the Securities Act of 1933. These securities generally are issued to qualified institutional buyers, such as the Portfolio, and any resale must be in an exempt transaction, normally to other qualified institutional investors. At December 31, 1998, the aggregate value of the Portfolio's private placement securities was $71,873 (aggregate cost $71,283) which represented 15.6% of net assets.
(b) At December 31, 1998, the cost of investments for federal income tax purposes was $456,480. Unrealized appreciation was $2,437, consisting of gross unrealized appreciation of $9,722 and unrealized depreciation of $7,285.
(c)  The following futures contracts were open at December 31, 1998:

                                                Number of             Contract                                Unrealized
   Type                      Position           Contracts              Value             Expiration              Loss
   -----------              ----------          ----------           ----------          ----------           ----------

   U.S. T-Bond                 Short                 40               $  5,111              3/99                 $113
   U.S. T-Note                 Short                297                 35,389              3/99                  365

See accompanying Notes to Financial Statements.

Stein Roe Advisor Intermediate Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
December 31, 1998
(All amounts in thousands, except per-share amount)
(Unaudited)

Assets
Investment in SR&F Intermediate Bond Portfolio, at value........................................................           $4,405
Receivable for fund shares sold.................................................................................                7
Cash............................................................................................................                1
Other assets....................................................................................................                9
                                                                                                                        ---------
   Total assets.................................................................................................            4,422
                                                                                                                        ---------

Liabilities
Dividends payable...............................................................................................               27
Payable to investment adviser...................................................................................               12
Accrued expenses payable........................................................................................               11
                                                                                                                        ---------
   Total liabilities............................................................................................               50
                                                                                                                        ---------
   Net assets...................................................................................................           $4,372
                                                                                                                        =========
Analysis of Net Assets
Paid-in capital.................................................................................................           $4,384
Net unrealized appreciation on investments......................................................................               22
Accumulated net realized losses on investments..................................................................              (34)
                                                                                                                        ---------
   Net assets...................................................................................................           $4,372
                                                                                                                        =========

Shares outstanding (unlimited number authorized)................................................................              440
                                                                                                                        =========

Net asset value per share.......................................................................................           $ 9.93
                                                                                                                        =========


See accompanying Notes to Financial Statements.


Stein Roe Advisor Intermediate Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended December 31, 1998
(All amounts in thousands)
(Unaudited)


Investment Income
Interest allocated from SR&F Intermediate Bond Portfolio........................................................           $  123
                                                                                                                        ---------
Expenses
Amortization of organization costs..............................................................................               29
Accounting fees.................................................................................................               13
Expenses allocated from SR&F Intermediate Bond Portfolio........................................................                7
Audit and legal fees............................................................................................                7
SEC and state registration fees.................................................................................                6
Transfer agent fees.............................................................................................                5
12b-1 distribution and service fees.............................................................................                4
Printing and postage............................................................................................                4
Administrative fees.............................................................................................                3
Trustees' fees..................................................................................................                3
Other...........................................................................................................                1
                                                                                                                        ---------
   Total expenses...............................................................................................               82
Reimbursement of expenses by investment adviser.................................................................              (64)
                                                                                                                        ---------
   Net expenses.................................................................................................               18
                                                                                                                        ---------
   Net investment income........................................................................................              105
                                                                                                                        ---------
Realized and Unrealized Gains (Losses) on Investments:
Net realized losses on investments and future transactions allocated
   from SR&F Intermediate Bond Portfolio........................................................................              (30)
Change in unrealized appreciation or depreciation on investments................................................               13
                                                                                                                        ---------
   Net losses on investments....................................................................................              (17)
                                                                                                                        ---------
Net Increase in Net Assets Resulting from Operations............................................................            $  88
                                                                                                                        =========


See accompanying Notes to Financial Statements.


Stein Roe Advisor Intermediate Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets
(All amounts in thousands)
(Unaudited)

                                                                                                      Six Months          Period
                                                                                                           Ended            Ended
                                                                                                        Dec. 31,         June 30,
                                                                                                            1998         1998 (a)
                                                                                                      ----------     ------------
Operations
Net investment income                                                                                      $ 105             $ 19
Net realized losses on investments                                                                           (30)              (4)
Net change in unrealized appreciation or depreciation on investments                                          13                9
                                                                                                      ----------       ----------
                                                                                                              88               24
                                                                                                      ----------       ----------

Distributions to Shareholders
Distributions from net investment income                                                                    (105)             (19)
                                                                                                      ----------       ----------


Share Transactions
Subscriptions to fund shares                                                                               2,788            2,200
Value of distributions reinvested                                                                              3                3
Redemptions of fund shares                                                                                  (524)             (86)
                                                                                                      ----------       ----------
   Net increase from share transactions                                                                    2,267            2,117
                                                                                                      ----------       ----------
   Net increase in net assets                                                                              2,250            2,122
Total Net Assets
Beginning of period..............................................................................          2,122              --
                                                                                                      ----------       ----------
End of period....................................................................................         $4,372           $2,122
                                                                                                      ==========       ==========

Analyses of Changes in Shares of Beneficial Interest
Subscriptions to fund shares.....................................................................            280              220
Issued in reinvestment of distributions..........................................................              1                1
Redemptions of fund shares.......................................................................            (53)              (9)
                                                                                                      ----------       ----------
   Net increase in fund shares...................................................................            228              212
Shares outstanding at beginning of period........................................................            212              --
                                                                                                      ----------       ----------
Shares outstanding at end of period..............................................................            440              212
                                                                                                      ==========       ==========



(a)  From commencement of operations on February 4, 1998.

See accompanying Notes to Financial Statements.


SR&F Intermediate Bond Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
December 31, 1998
(All amounts in thousands)
(Unaudited)

Assets
Investments, at market value (cost $456,776)....................................................................         $458,917
Receivable for investments sold.................................................................................            6,738
Accrued interest receivable.....................................................................................            6,191
Variation margin receivable for futures.........................................................................               14
Other assets....................................................................................................              172
                                                                                                                      -----------
   Total assets.................................................................................................          472,032
                                                                                                                      -----------

Liabilities
Payable for investments purchased...............................................................................           10,063
Payable to investment adviser...................................................................................              133
Other liabilities...............................................................................................               13
                                                                                                                      -----------
   Total liabilities............................................................................................           10,209
                                                                                                                      -----------
   Net assets applicable to investors' beneficial interests.....................................................         $461,823
                                                                                                                      ===========



See accompanying Notes to Financial Statements.


SR&F Intermediate Bond Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended December 31, 1998
(All amounts in thousands)
(Unaudited)
Investment Income
Interest income.................................................................................................          $15,997
                                                                                                                       ----------

Expenses
Management fees.................................................................................................              791
Accounting fees.................................................................................................               18
Audit and legal fees............................................................................................               12
Trustees' fees..................................................................................................                6
Other...........................................................................................................               17
                                                                                                                       ----------
   Total expenses...............................................................................................              844
                                                                                                                       ----------
   Net investment income........................................................................................           15,153
                                                                                                                       ----------
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments...............................................................................            3,888
Net realized losses on futures transactions.....................................................................           (3,341)
Net change in unrealized appreciation or depreciation on investments............................................           (4,418)
                                                                                                                       ----------
   Net losses on investments....................................................................................           (3,871)
                                                                                                                       ----------
Net Increase in Net Assets Resulting from Operations............................................................          $11,282
                                                                                                                       ==========


See accompanying Notes to Financial Statements.


SR&F Intermediate Bond Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets
(All amounts in thousands)
(Unaudited)

                                                                                                      Six Months           Period
                                                                                                           Ended            Ended
                                                                                                        Dec. 31,         June 30,
                                                                                                            1998         1998 (a)
                                                                                                     -------------------------------
Operations
Net investment income                                                                                   $ 15,153         $ 11,522
Net realized gains on investments and futures transactions                                                   547            1,053
Net change in unrealized appreciation or depreciation on investments                                      (4,418)            (623)
                                                                                                   -------------    -------------
   Net increase in net assets resulting from operations                                                   11,282           11,952
                                                                                                   -------------    -------------

Transactions in Investors' Beneficial Interests
Contributions                                                                                             51,199          461,444
Withdrawals                                                                                              (40,823)         (33,231)
                                                                                                   -------------    -------------
   Net increase from transactions in investors' beneficial interests                                      10,376          428,213
                                                                                                   -------------    -------------
   Net increase in net assets                                                                             21,658          440,165
Total Net Assets
Beginning of period..............................................................................        440,165              --
                                                                                                   -------------    -------------
End of period....................................................................................       $461,823         $440,165
                                                                                                   =============    =============


(a)  From commencement of operations on February 2, 1998.

See accompanying Notes to Financial Statements.


Notes to Financial Statements
--------------------------------------------------------------------------------
(All amounts in thousands)

Note 1. Organization
Stein Roe Advisor Intermediate Bond Fund (the "Fund") is a series of Stein Roe Advisor Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Intermediate Bond Portfolio (the "Portfolio"), which seeks high current income consistent with capital preservation by investing primarily in a diversified portfolio of marketable debt securities with an expected average life between three and 10 years.
    The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 2, 1998. At commencement, Stein Roe Intermediate Bond Fund contributed $427,315 in securities and other assets in exchange for beneficial ownership of the Portfolio. At February 4, 1998, Stein Roe Advisor Intermediate Bond Fund contributed $100 in securities and other assets. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on their respective percentage of ownership. At December 31, 1998, Stein Roe Intermediate Bond Fund and Stein Roe Advisor Intermediate Bond Fund owned 99.0% and 1.0%, respectively, of the Portfolio.

Note 2. Significant Accounting Policies
The following summarizes the significant accounting policies of the Fund and Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.
    Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. There were no when-issued or delayed delivery purchase commitments as of December 31, 1998.

Investment Valuations.
All securities are valued as of December 31, 1998. Long-term debt securities are valued using market quotations if readily available at the time of valuation. If market quotations are not readily available, they are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of market valuations provided by a pricing service. Short-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost. Those with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix, prepared by the Adviser, based on quotations for comparable securities. Other securities and assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Futures Contracts
During the six months ended December 31, 1998, the Portfolio entered into U.S. Treasury security futures contracts to either hedge against expected declines of its portfolio securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolio seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.
    Upon entering into a futures contract, the Portfolio deposits with its custodian cash or securities in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires. See the Portfolio's schedule of investments for a summary of open futures contracts at December 31, 1998.

Federal Income Taxes
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and makes distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on their respective percentages of ownership.

Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.



Note 3. Trustees' Fees and Transactions with Affiliates
The Portfolio pays a monthly management fee and the Fund pays a monthly administrative fee to Stein Roe & Farnham Incorporated (the "Adviser"), an indirect, wholly-owned subsidiary of Liberty Financial Companies, Inc. ("Liberty"), for its services as investment adviser and manager.
    The management fee for the Portfolio is computed at an annual rate of .35% of average daily net assets. The administrative fee for the Fund is computed at an annual rate of .15% of average daily net assets.
    The Adviser also provides fund accounting services.
    The Adviser has agreed to reimburse the Fund to the extent that annual expenses exceed 1.00% of average daily net assets. This expense limitation expires on January 31, 2000, subject to earlier termination by the Adviser on 30 days notice.
    Shares of the Fund are distributed by Liberty Funds Distributor, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of Liberty. The trustees of the Trust have adopted a plan of distribution and service pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for services and/or distribution, the Distributor receives from the Fund a fee at an annual rate not to exceed 0.25% of average daily net assets.
    Transfer agent fees are paid to Liberty Funds Services, Inc., an indirect, wholly-owned subsidiary of Liberty.
    Certain officers and trustees of the Trust are also officers of the Adviser. Compensation is paid to trustees not affiliated with the Adviser. No remuneration was paid to any other trustee or officer of the Trust.



Note 4. Short-Term Debt
To facilitate portfolio liquidity, the Fund and Portfolio maintain borrowing arrangements under which they can borrow against portfolio securities. There were no borrowings by either the Fund or the Portfolio during the six months ended December 31, 1998.


Note 5. Investment Transactions
The Portfolio's aggregate cost of purchases and proceeds from sales or maturity of securities, excluding short-term obligations, for the six months ended December 31, 1998, were $501,969 and $467,701, respectively.


Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------

Stein Roe Advisor Intermediate Bond Fund
Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.
                                                                                                      Six Months
                                                                                                           Ended           Period
                                                                                                        Dec. 31,            Ended
                                                                                                            1998         June 30,
                                                                                                     (Unaudited)         1998 (d)
                                                                                                  ----------------------------------
Net Asset Value, Beginning of Period.............................................................         $10.01          $10.00
                                                                                                        --------         --------
Income From Investment Operations
   Net investment income                                                                                    0.31             0.24
   Net realized and unrealized gains (losses)                                                              (0.08)            0.01
                                                                                                        --------         --------
   Total from investment operations                                                                         0.23             0.25
                                                                                                        --------         --------
Distributions
   Net investment income.........................................................................          (0.31)           (0.24)
                                                                                                        --------         --------
Net Asset Value, End of Period...................................................................         $ 9.93           $10.01
                                                                                                        ========         ========
Ratio of net expenses to average net assets (a)                                                            1.00%(c)         1.00%(c)
Ratio of net investment income to average net assets (b)                                                   6.09%(c)         6.06%(c)
Total return (b).................................................................................          2.36%            2.52%
Net assets, end of period (000's)................................................................        $4,372           $2,122

(a) If the Fund had paid all of its expenses and there had been no reimbursement by the Adviser, this ratio would have been 4.69% for the six months ended December 31, 1998 and 10.50% for the period ended June
     30,1998.
(b)  Computed giving effect to Adviser's expense limitation undertaking.
(c)  Annualized
(d)  From commencement of operations on February 4, 1998.


--------------------------------------------------------------------------------

SR&F Intermediate Bond Portfolio


                                                                                                      Six Months
                                                                                                           Ended          Period
                                                                                                        Dec. 31,           Ended
                                                                                                            1998        June 30,
                                                                                                     (Unaudited)          1998(b)
                                                                                                  ----------------------------------
Select Ratios
Ratio of net expenses to average net assets                                                                0.37%(a)         0.39%(a)
Ratio of net investment income to average net assets                                                       6.71%(a)         6.77%(a)
Portfolio turnover rate                                                                                     108%              86%

(a   Annualized
(b)  From commencement of operations on February 2, 1998.


Advisor Trust
--------------------------------------------------------------------------------

Trustees
John A. Bacon, Jr.
Private Investor
William W. Boyd
Chairman and Director, Sterling Plumbing
  Group Inc.
Lindsay Cook
Senior Vice President, Liberty Financial
  Companies, Inc.
Douglas A. Hacker
Senior Vice President and Chief Financial Officer,
  United Airlines
Janet Langford Kelly
Senior Vice President, Secretary and General
  Counsel, Sara Lee Corporation
Charles R. Nelson
Van Voorhis Professor of Political Economy,
  University of Washington
Thomas C. Theobald
Managing Partner, William Blair Capital Partners

Officers
Thomas W. Butch, President
William D. Andrews, Executive Vice President
Loren A. Hansen, Executive Vice President
Hans P. Ziegler, Executive Vice President
Gary A. Anetsberger, Senior Vice President,
  Chief Financial Officer
Kevin M. Carome, Vice President,
  Assistant Secretary
Kevin Connaughton, Vice President
Timothy Jacoby, Vice President
Michael T. Kennedy, Vice President
Gail Knudsen, Vice President
Stephen F. Lockman, Vice President
Lynn C. Maddox, Vice President
Jane M. Naeseth, Vice President
Nicolette D. Parrish, Vice President,
  Assistant Secretary
Sharon Robertson, Controller
Heidi J. Walter, Vice President, Secretary
Janet B. Rysz, Assistant Secretary
Scott E. Volk, Treasurer
Margaret O. Zwick, Assistant Treasurer

Agents and Advisers
Stein Roe & Farnham Incorporated
Investment Adviser
State Street Bank and Trust Company
Custodian
SteinRoe Services Inc.
Transfer Agent
Bell, Boyd & Lloyd
Legal Counsel to the Trust
Ernst & Young LLP
Independent Public Auditors

                      Stein Roe & Farnham
                    One South Wacker Drive
                    Chicago, IL 60606-1130
                       www.steinroe.com

             Liberty Funds Distributor, Inc. 2/99